UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-07175

Name of Registrant:	Vanguard Tax-Managed Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1:	Schedule of Investments

September 30, 2004 Vanguard Tax-Managed Capital Appreciation Fund	Shares	Market Value (000)
COMMON STOCKS (100.0%)

Auto & Transportation (2.3%)
United Parcel Service, Inc.	147,300	$11,183
FedEx Corp.	96,200	8,243
Harley-Davidson, Inc.	106,200	6,312
Norfolk Southern Corp.	162,000	4,818
Southwest Airlines Co.	303,887	4,139
CSX Corp.	102,500	3,403
Expeditors International of Washington, Inc.	65,500	3,386
Ford Motor Co.	192,513	2,705
C.H. Robinson Worldwide, Inc.	57,200	2,653
J.B. Hunt Transport Services, Inc.	67,600	2,511
General Motors Corp.	55,882	2,374
Lear Corp.	42,200	2,298
Gentex Corp.	58,126	2,042
* Navistar International Corp.	52,700	1,960
Union Pacific Corp.	31,253	1,831
* JetBlue Airways Corp.	83,550	1,748
American Axle & Manufacturing Holdings, Inc.	48,700	1,425
* Yellow Roadway Corp.	17,512	821
* TRW Automotive Holdings Corp.	40,300	760
Burlington Northern Santa Fe Corp.	14,493	555

	65,167

Consumer Discretionary (16.9%)
Wal-Mart Stores, Inc.	677,400	36,038
* Time Warner, Inc.	1,218,247	19,662
Home Depot, Inc.	480,000	18,816
Viacom Inc. Class B	418,530	14,046
The Walt Disney Co.	590,409	13,314
* eBay Inc.	132,710	12,201
Lowe's Cos., Inc.	218,600	11,881
* Yahoo! Inc.	325,000	11,021
McDonald's Corp.	379,700	10,643
Gillette Co.	237,016	9,893
Target Corp.	202,000	9,140
Liberty Media Corp.	860,758	7,506
Cendant Corp.	331,925	7,170
Avon Products, Inc.	158,000	6,901
Costco Wholesale Corp.	156,100	6,487
* Starbucks Corp.	141,852	6,449
Kimberly-Clark Corp.	87,496	5,651
Waste Management, Inc.	204,297	5,585
Staples, Inc.	180,530	5,383
Best Buy Co., Inc.	95,100	5,158
NIKE, Inc. Class B	63,600	5,012
Yum! Brands, Inc.	122,680	4,988
* Kohl's Corp.	103,500	4,988
* Electronic Arts Inc.	104,800	4,820
International Game Technology	132,600	4,767
* DirecTV Group, Inc.	266,802	4,693
The Gap, Inc.	236,387	4,420
* Bed Bath & Beyond, Inc.	118,717	4,406
Clear Channel Communications, Inc.	140,636	4,384
Starwood Hotels & Resorts Worldwide, Inc.	93,924	4,360
Marriott International, Inc. Class A	79,200	4,115
* Apollo Group, Inc. Class A	52,984	3,887
* Coach, Inc.	89,600	3,801
Black & Decker Corp.	48,000	3,717
Federated Department Stores, Inc.	81,100	3,684
* Caesars Entertainment, Inc.	204,400	3,413
* Amazon.com, Inc.	82,900	3,387
* IAC/InterActiveCorp	152,260	3,353
* EchoStar Communications Corp. Class A	106,200	3,305
Harrah's Entertainment, Inc.	61,700	3,269
Mattel, Inc.	178,032	3,228
Michaels Stores, Inc.	54,000	3,197
* XM Satellite Radio Holdings, Inc.	103,000	3,195
Hilton Hotels Corp.	169,150	3,187
* Liberty Media International Inc. Class A	93,497	3,119
Republic Services, Inc. Class A	103,300	3,074
Mandalay Resort Group	44,300	3,041
* Toys R Us, Inc.	165,900	2,943
* MGM Mirage, Inc.	58,632	2,911
* Univision Communications Inc.	90,095	2,848
* Iron Mountain, Inc.	83,400	2,823
PETsMART, Inc.	98,900	2,808
* Sirius Satellite Radio, Inc.	871,700	2,789
Jones Apparel Group, Inc.	77,600	2,778
* Fox Entertainment Group, Inc. Class A	100,100	2,777
* Mohawk Industries, Inc.	34,700	2,755
Liz Claiborne, Inc.	72,400	2,731
Fastenal Co.	46,800	2,696
Cintas Corp.	63,500	2,669
Dollar General Corp.	131,987	2,659
Robert Half International, Inc.	102,500	2,641
Darden Restaurants Inc.	111,850	2,608
* Williams-Sonoma, Inc.	69,100	2,595
Gannett Co., Inc.	30,900	2,588
* Fisher Scientific International Inc.	44,352	2,587
* AutoZone Inc.	33,300	2,572
Estee Lauder Cos. Class A	61,300	2,562
* Office Depot, Inc.	170,300	2,560
RadioShack Corp.	88,300	2,529
Manpower Inc.	55,600	2,474
Foot Locker, Inc.	103,900	2,462
* Interpublic Group of Cos., Inc.	231,600	2,453
Borders Group, Inc.	97,100	2,408
Alberto-Culver Co. Class B	55,350	2,407
Polo Ralph Lauren Corp.	64,800	2,357
* AutoNation, Inc.	137,300	2,345
* Lamar Advertising Co. Class A	56,186	2,338
Abercrombie & Fitch Co.	72,500	2,284
* Dollar Tree Stores, Inc.	83,650	2,254
Outback Steakhouse	53,950	2,240
CDW Corp.	38,600	2,240
* Pixar, Inc.	27,843	2,197
Harman International Industries, Inc.	20,200	2,176
* Tech Data Corp.	55,510	2,140
* Brinker International, Inc.	68,500	2,134
* Barnes & Noble, Inc.	57,300	2,120
* CarMax, Inc.	95,079	2,049
Reebok International Ltd.	55,500	2,038
E.W. Scripps Co. Class A	41,870	2,000
GTECH Holdings Corp.	78,200	1,980
* Chico's FAS, Inc.	57,800	1,977
* Weight Watchers International, Inc.	50,200	1,949
* The Cheesecake Factory	44,600	1,936
Hasbro, Inc.	102,100	1,919
* Timberland Co.	33,400	1,897
* Columbia Sportswear Co.	33,700	1,837
* Allied Waste Industries, Inc.	205,400	1,818
* Convergys Corp.	135,200	1,816
* O'Reilly Automotive, Inc.	46,924	1,797
* Career Education Corp.	62,600	1,780
* Rent-A-Center, Inc.	68,600	1,774
Saks Inc.	139,400	1,680
* Big Lots Inc.	135,906	1,662
Aramark Corp. Class B	67,200	1,622
Metro-Goldwyn-Mayer Inc.	139,263	1,611
* Westwood One, Inc.	81,000	1,601
* Education Management Corp.	56,800	1,513
Hearst-Argyle Television Inc.	61,400	1,501
* Entercom Communications Corp.	40,700	1,329
Limited Brands, Inc.	56,874	1,268
* Corinthian Colleges, Inc.	79,800	1,076
Sabre Holdings Corp.	43,200	1,060
Belo Corp. Class A	38,400	865
ServiceMaster Co.	66,000	849
Newell Rubbermaid, Inc.	32,660	654
* Kmart Holding Corp.	6,400	560
Nordstrom, Inc.	13,500	516
Viacom Inc. Class A	13,688	465
Omnicom Group Inc.	3,900	285
International Speedway Corp.	3,902	195
Ruby Tuesday, Inc.	5,300	148
* Fossil, Inc.	4,000	124
* Wynn Resorts Ltd.	2,000	103

	475,467

Consumer Staples (5.9%)
The Procter & Gamble Co.	593,200	32,104
PepsiCo, Inc.	464,800	22,613
Altria Group, Inc.	449,500	21,144
The Coca-Cola Co.	474,000	18,984
Walgreen Co.	307,300	11,011
Anheuser-Busch Cos., Inc.	151,400	7,562
CVS Corp.	137,522	5,794
Sysco Corp.	163,300	4,886
* The Kroger Co.	277,400	4,305
Wm. Wrigley Jr. Co.	63,200	4,001
Colgate-Palmolive Co.	78,900	3,565
* Safeway, Inc.	178,384	3,445
Whole Foods Market, Inc.	36,400	3,123
The Pepsi Bottling Group, Inc.	102,800	2,791
* Constellation Brands, Inc. Class A	73,100	2,782
* Dean Foods Co.	82,100	2,465
Coca-Cola Enterprises, Inc.	125,700	2,376
* Smithfield Foods, Inc.	89,300	2,232
Tyson Foods, Inc.	135,345	2,168
PepsiAmericas, Inc.	103,700	1,981
* Del Monte Foods Co.	186,700	1,958
* Rite Aid Corp.	417,400	1,469
Sara Lee Corp.	44,600	1,020
General Mills, Inc.	22,200	997
The Clorox Co.	6,420	342
ConAgra Foods, Inc.	11,200	288
* 7-Eleven, Inc.	12,600	252
Kellogg Co.	100	4
Reynolds American Inc.	53	4

	165,666

Financial Services (19.5%)
Citigroup, Inc.	1,282,844	56,599
Bank of America Corp.	975,392	42,264
American International Group, Inc.	605,131	41,143
JPMorgan Chase & Co.	796,489	31,644
Wells Fargo & Co.	366,590	21,860
American Express Co.	321,300	16,534
Merrill Lynch & Co., Inc.	261,600	13,007
Fannie Mae	198,500	12,585
Wachovia Corp.	256,200	12,029
Morgan Stanley	235,000	11,585
First Data Corp.	263,595	11,466
U.S. Bancorp	392,700	11,349
Freddie Mac	139,800	9,121
Prudential Financial, Inc.	173,600	8,166
MBNA Corp.	321,500	8,102
The Goldman Sachs Group, Inc.	86,300	8,047
Lehman Brothers Holdings, Inc.	88,069	7,021
AFLAC Inc.	173,700	6,811
Countrywide Financial Corp.	172,398	6,791
SLM Corp.	141,700	6,320
Progressive Corp. of Ohio	73,000	6,187
Washington Mutual, Inc.	157,111	6,140
Capital One Financial Corp.	80,200	5,927
Golden West Financial Corp.	47,300	5,248
State Street Corp.	118,100	5,044
Metropolitan Life Insurance Co.	128,400	4,963
St. Paul Travelers Cos., Inc.	140,077	4,631
Allstate Corp.	95,100	4,564
Bear Stearns Co., Inc.	45,700	4,395
Moody's Corp.	58,400	4,278
Franklin Resources Corp.	73,300	4,087
The Principal Financial Group, Inc.	113,500	4,083
Automatic Data Processing, Inc.	98,100	4,053
Charles Schwab Corp.	418,700	3,848
Paychex, Inc.	127,180	3,834
Fifth Third Bancorp	75,800	3,731
Rouse Co. REIT	55,100	3,685
Plum Creek Timber Co. Inc. REIT	100,900	3,534
Ambac Financial Group, Inc.	43,950	3,514
Loews Corp.	57,300	3,352
MBIA, Inc.	57,000	3,318
Sovereign Bancorp, Inc.	149,900	3,271
Marsh & McLennan Cos., Inc.	70,600	3,231
M & T Bank Corp.	33,700	3,225
* Providian Financial Corp.	205,900	3,200
* SunGard Data Systems, Inc.	133,600	3,176
* Fiserv, Inc.	89,450	3,118
Torchmark Corp.	58,600	3,116
The Hartford Financial Services Group Inc.	49,200	3,047
* The Dun & Bradstreet Corp.	51,600	3,029
* Host Marriott Corp. REIT	209,943	2,945
MGIC Investment Corp.	44,200	2,941
Zions Bancorp	47,600	2,906
Legg Mason Inc.	53,100	2,829
* AmeriCredit Corp.	134,800	2,815
Leucadia National Corp.	48,100	2,725
The PMI Group Inc.	66,500	2,699
* DST Systems, Inc.	59,900	2,664
Radian Group, Inc.	57,320	2,650
Investors Financial Services Corp.	58,100	2,622
BlackRock, Inc.	34,500	2,535
* Markel Corp.	8,100	2,498
Catellus Development Corp. REIT	92,708	2,458
* Genworth Financial Inc.	105,400	2,456
Eaton Vance Corp.	57,300	2,314
Certegy, Inc.	59,500	2,214
The Bank of New York Co., Inc.	74,200	2,164
StanCorp Financial Group, Inc.	30,200	2,150
* Alleghany Corp.	7,875	2,149
Federated Investors, Inc.	73,950	2,103
Janus Capital Group Inc.	153,700	2,092
IndyMac Bancorp, Inc.	56,000	2,027
* Conseco, Inc.	110,000	1,943
Reinsurance Group of America, Inc.	46,500	1,916
National City Corp.	48,800	1,885
HCC Insurance Holdings, Inc.	61,600	1,857
BB&T Corp.	46,300	1,838
* CapitalSource Inc.	81,700	1,825
* WellChoice Inc.	48,200	1,799
Total System Services, Inc.	70,850	1,788
Transatlantic Holdings, Inc.	32,812	1,783
* BOK Financial Corp.	39,933	1,781
New York Community Bancorp, Inc.	86,400	1,775
* Instinet Group Inc.	324,726	1,633
* The First Marblehead Corp.	34,500	1,601
* CNA Financial Corp.	63,000	1,513
* Ameritrade Holding Corp.	100,000	1,201
SunTrust Banks, Inc.	13,600	958
CIGNA Corp.	12,200	849
ProLogis REIT	18,389	648
Mellon Financial Corp.	12,500	346
PNC Financial Services Group	3,800	206
First Horizon National Corp.	300	13

	547,387

Health Care (14.7%)
Pfizer Inc.	1,978,760	60,550
Johnson & Johnson	744,298	41,926
* Amgen, Inc.	354,075	20,069
Merck & Co., Inc.	495,300	16,345
Medtronic, Inc.	314,000	16,297
UnitedHealth Group Inc.	199,281	14,695
Abbott Laboratories	310,400	13,148
Eli Lilly & Co.	197,800	11,878
Wyeth	255,800	9,567
Schering-Plough Corp.	471,300	8,983
Bristol-Myers Squibb Co.	350,500	8,296
* Boston Scientific Corp.	207,500	8,244
* Genentech, Inc.	135,700	7,113
Guidant Corp.	103,500	6,835
* Zimmer Holdings, Inc.	81,170	6,416
* Biogen Idec Inc.	99,340	6,077
HCA Inc.	155,821	5,945
* Gilead Sciences, Inc.	157,200	5,876
Aetna Inc.	57,997	5,796
* WellPoint Health Networks Inc. Class A	53,872	5,661
* St. Jude Medical, Inc.	69,916	5,263
* Caremark Rx, Inc.	161,623	5,183
* Forest Laboratories, Inc.	114,700	5,159
Stryker Corp.	107,200	5,154
Cardinal Health, Inc.	116,012	5,078
Biomet, Inc.	103,175	4,837
* Anthem, Inc.	52,355	4,568
* Genzyme Corp.-General Division	78,200	4,255
Becton, Dickinson & Co.	80,600	4,167
* Medco Health Solutions, Inc.	116,321	3,594
Quest Diagnostics, Inc.	40,100	3,538
* Celgene Corp.	55,400	3,226
* Laboratory Corp. of America Holdings	71,600	3,130
* Patterson Cos	39,315	3,010
* Coventry Health Care Inc.	56,250	3,002
* Sepracor Inc.	58,700	2,863
DENTSPLY International Inc.	54,600	2,836
* Hospira, Inc.	91,940	2,813
AmerisourceBergen Corp.	51,200	2,750
Beckman Coulter, Inc.	47,600	2,671
* Humana Inc.	131,800	2,633
* Varian Medical Systems, Inc.	76,000	2,627
Health Management Associates Class A	128,468	2,625
* Tenet Healthcare Corp.	242,705	2,619
* Express Scripts Inc.	39,100	2,555
* IVAX Corp.	133,093	2,549
Mylan Laboratories, Inc.	135,937	2,447
* Barr Pharmaceuticals Inc.	58,025	2,404
* Watson Pharmaceuticals, Inc.	78,500	2,313
* Chiron Corp.	51,740	2,287
* Millipore Corp.	46,200	2,211
* Henry Schein, Inc.	35,100	2,187
Medicis Pharmaceutical Corp.	54,700	2,135
* King Pharmaceuticals, Inc.	178,800	2,135
* MedImmune Inc.	84,000	1,991
* Lincare Holdings, Inc.	66,500	1,976
* Kinetic Concepts, Inc.	37,500	1,971
* Health Net Inc.	78,400	1,938
Universal Health Services Class B	43,900	1,910
* Stericycle, Inc.	40,000	1,836
* Andrx Group	81,977	1,833
* Endo Pharmaceuticals Holdings, Inc.	86,000	1,579
IMS Health, Inc.	65,752	1,573
* American Pharmaceuticals Partners, Inc.	56,200	1,549
* Eon Labs, Inc.	58,300	1,265
* ICOS Corp.	48,500	1,171
Baxter International, Inc.	29,300	942
McKesson Corp.	27,524	706
Cooper Cos., Inc.	6,800	466
* DaVita, Inc.	4,000	125

	413,372

Integrated Oils (4.2%)
ExxonMobil Corp.	1,624,434	78,509
ChevronTexaco Corp.	461,338	24,746
ConocoPhillips Co.	130,974	10,851
Amerada Hess Corp.	37,800	3,364
Occidental Petroleum Corp.	23,700	1,325

	118,795

Other Energy (3.4%)
Burlington Resources, Inc.	153,000	6,242
Apache Corp.	122,262	6,126
Devon Energy Corp.	85,111	6,044
Anadarko Petroleum Corp.	89,408	5,933
Baker Hughes, Inc.	126,480	5,530
Valero Energy Corp.	59,600	4,781
BJ Services Co.	76,700	4,020
EOG Resources, Inc.	60,800	4,004
Kerr-McGee Corp.	69,595	3,984
XTO Energy, Inc.	122,350	3,974
* Smith International, Inc.	53,400	3,243
ENSCO International, Inc.	90,800	2,966
Noble Energy, Inc.	50,700	2,953
* Newfield Exploration Co.	47,200	2,891
Pioneer Natural Resources Co.	83,600	2,882
Peabody Energy Corp.	48,300	2,874
* FMC Technologies Inc.	81,025	2,706
* Grant Prideco, Inc.	127,600	2,614
Patterson-UTI Energy, Inc.	133,200	2,540
* Reliant Energy, Inc.	264,800	2,471
* Varco International, Inc.	92,100	2,470
* Premcor, Inc.	62,800	2,418
* Rowan Cos., Inc.	88,800	2,344
* Pride International, Inc.	116,900	2,313
* Cooper Cameron Corp.	41,800	2,292
Pogo Producing Co.	46,700	2,216
* Dynegy, Inc.	424,300	2,117
* NRG Engergy	61,200	1,649
* National-Oilwell, Inc.	12,700	417

	97,014

Materials & Processing (3.5%)
Alcoa Inc.	242,128	8,133
E.I. du Pont de Nemours & Co.	165,600	7,088
Dow Chemical Co.	140,000	6,325
Newmont Mining Corp. (Holding Co.)	134,256	6,113
Praxair, Inc.	118,200	5,052
Archer-Daniels-Midland Co.	289,773	4,920
Georgia Pacific Group	108,642	3,906
Phelps Dodge Corp.	42,200	3,884
Monsanto Co.	105,867	3,856
Nucor Corp.	41,600	3,801
* American Standard Cos., Inc.	95,700	3,724
Precision Castparts Corp.	50,700	3,044
Lyondell Chemical Co.	133,900	3,007
Freeport-McMoRan Copper & Gold, Inc. Class B	72,900	2,952
Fluor Corp.	63,400	2,823
Smurfit-Stone Container Corp.	144,765	2,804
Sigma-Aldrich Corp.	47,000	2,726
* Energizer Holdings, Inc.	57,128	2,634
* Pactiv Corp.	111,700	2,597
The St. Joe Co.	52,500	2,508
* Sealed Air Corp.	50,136	2,324
* Owens-Illinois, Inc.	143,200	2,291
Packaging Corp. of America	91,200	2,232
* Jacobs Engineering Group Inc.	50,500	1,934
* Scotts Co.	29,000	1,860
* International Steel Group, Inc.	51,100	1,722
Martin Marietta Materials, Inc.	36,500	1,652
International Paper Co.	34,600	1,398

	97,310

Producer Durables (4.9%)
United Technologies Corp.	143,700	13,419
The Boeing Co.	207,770	10,725
* Applied Materials, Inc.	516,300	8,514
Illinois Tool Works, Inc.	84,500	7,873
Lockheed Martin Corp.	116,800	6,515
Danaher Corp.	93,800	4,810
Emerson Electric Co.	71,200	4,407
* Xerox Corp.	305,400	4,300
* Lexmark International, Inc.	50,300	4,226
* Agilent Technologies, Inc.	183,525	3,959
Northrop Grumman Corp.	72,268	3,854
Pulte Homes, Inc.	59,300	3,639
Caterpillar, Inc.	44,000	3,540
Rockwell Collins, Inc.	92,000	3,417
* KLA-Tencor Corp.	80,300	3,331
D. R. Horton, Inc.	99,425	3,292
* Waters Corp.	72,900	3,215
Centex Corp.	63,700	3,214
* NVR, Inc.	4,800	2,645
Lennar Corp. Class A	54,600	2,599
* Thermo Electron Corp.	93,034	2,514
W.W. Grainger, Inc.	43,400	2,502
* Toll Brothers, Inc.	52,900	2,451
Molex, Inc.	79,956	2,384
Ryland Group, Inc.	25,700	2,381
* Novellus Systems, Inc.	88,200	2,345
* AGCO Corp.	97,200	2,199
* Hovnanian Enterprises Inc. Class A	54,400	2,181
* LAM Research Corp.	97,208	2,127
* United Defense Industries Inc.	52,800	2,111
* Mettler-Toledo International Inc.	44,100	2,082
* Alliant Techsystems, Inc.	33,700	2,039
American Power Conversion Corp.	109,800	1,909
* American Tower Corp. Class A	121,500	1,865
Herman Miller, Inc.	75,300	1,856
* Teradyne, Inc.	110,200	1,477
Deere & Co.	6,500	420
Lennar Corp. Class B	8,300	363

	136,700

Technology (15.3%)
Microsoft Corp.	2,200,300	60,838
Intel Corp.	1,661,700	33,334
International Business Machines Corp.	382,600	32,804
* Cisco Systems, Inc.	1,793,300	32,459
* Dell Inc.	681,800	24,272
QUALCOMM Inc.	366,200	14,296
* Oracle Corp.	1,122,748	12,665
Hewlett-Packard Co.	606,758	11,377
Texas Instruments, Inc.	450,000	9,576
* EMC Corp.	747,800	8,630
Motorola, Inc.	390,446	7,044
* Symantec Corp.	117,800	6,465
* Apple Computer, Inc.	157,600	6,107
General Dynamics Corp.	59,700	6,095
* Corning, Inc.	478,200	5,298
Analog Devices, Inc.	130,366	5,056
* Sun Microsystems, Inc.	1,229,900	4,969
* Lucent Technologies, Inc.	1,542,254	4,889
Adobe Systems, Inc.	98,700	4,883
Maxim Integrated Products, Inc.	113,700	4,808
Linear Technology Corp.	117,700	4,265
Autodesk, Inc.	78,894	3,837
* Computer Sciences Corp.	78,900	3,716
* Network Appliance, Inc.	155,163	3,569
Xilinx, Inc.	127,800	3,451
* Altera Corp.	171,276	3,352
* PeopleSoft, Inc.	165,100	3,277
* Veritas Software Corp.	183,200	3,261
* Affiliated Computer Services, Inc. Class A	58,400	3,251
* Intuit, Inc.	71,300	3,237
L-3 Communications Holdings, Inc.	46,100	3,089
* NCR Corp.	60,637	3,007
* SanDisk Corp.	101,200	2,947
* Micron Technology, Inc.	244,000	2,935
* Avaya Inc.	207,600	2,894
* Broadcom Corp.	105,500	2,879
* Juniper Networks, Inc.	119,000	2,808
* JDS Uniphase Corp.	815,300	2,748
Microchip Technology, Inc.	100,800	2,705
* Tellabs, Inc.	293,900	2,701
* Zebra Technologies Corp. Class A	42,757	2,609
* National Semiconductor Corp.	166,600	2,581
* Comverse Technology, Inc.	133,396	2,512
* Advanced Micro Devices, Inc.	192,700	2,505
* Solectron Corp.	505,700	2,503
* QLogic Corp.	82,000	2,428
* BMC Software, Inc.	145,900	2,307
* Jabil Circuit, Inc.	98,100	2,256
* Cadence Design Systems, Inc.	173,000	2,256
* Storage Technology Corp.	85,700	2,165
* Sanmina-SCI Corp.	305,046	2,151
* Arrow Electronics, Inc.	91,500	2,066
* Ingram Micro, Inc. Class A	125,000	2,013
* Siebel Systems, Inc.	262,549	1,980
* Amphenol Corp.	57,400	1,966
* BEA Systems, Inc.	278,100	1,922
* BearingPoint, Inc.	212,500	1,900
* FLIR Systems, Inc.	31,035	1,815
* Avnet, Inc.	105,400	1,804
* Mercury Interactive Corp.	50,500	1,761
* Unisys Corp.	169,700	1,751
* Novell, Inc.	272,003	1,716
* Ceridian Corp.	89,900	1,655
Reynolds & Reynolds Class A	65,200	1,608
* Synopsys, Inc.	96,154	1,522
* Compuware Corp.	294,562	1,517
* NVIDIA Corp.	103,800	1,507
* ADC Telecommunications, Inc.	786,404	1,423
* 3Com Corp.	324,575	1,370
* Atmel Corp.	377,463	1,366
Intersil Corp.	85,600	1,364
* Citrix Systems, Inc.	71,356	1,250
* Western Digital Corp.	136,500	1,200
* LSI Logic Corp.	267,100	1,151
* UTStarcom, Inc.	71,125	1,146
Computer Associates International, Inc.	42,289	1,112
* Foundry Networks, Inc.	103,300	980
* Maxtor Corp.	185,000	962
* CIENA Corp.	365,904	724

	428,618

Utilities (5.4%)
Verizon Communications Inc.	602,142	23,712
SBC Communications Inc.	695,920	18,059
* AT&T Wireless Services Inc.	695,810	10,284
BellSouth Corp.	333,700	9,050
* Comcast Corp. Class A	315,957	8,923
* Comcast Corp. Special Class A	282,232	7,880
* Nextel Communications, Inc.	310,388	7,400
* PG&E Corp.	163,300	4,964
Sprint Corp.	214,750	4,323
Edison International	147,200	3,902
* Cox Communications, Inc. Class A	107,300	3,555
Kinder Morgan, Inc.	52,000	3,267
* AES Corp.	311,400	3,111
Telephone & Data Systems, Inc.	36,900	3,106
CenturyTel, Inc.	85,600	2,931
* NTL Inc.	45,296	2,812
SCANA Corp.	74,200	2,771
Citizens Communications Co.	195,702	2,620
* Qwest Communications International Inc.	771,679	2,570
Exelon Corp.	67,600	2,480
ALLTEL Corp.	42,953	2,358
FirstEnergy Corp.	55,900	2,296
NSTAR	46,000	2,259
Northeast Utilities	107,400	2,082
* U.S. Cellular Corp.	48,100	2,076
* Cablevision Systems NY Group Class A	95,544	1,938
Southern Co.	64,200	1,925
Dominion Resources, Inc.	27,139	1,771
DPL Inc.	75,000	1,544
* Western Wireless Corp. Class A	47,900	1,232
Duke Energy Corp.	53,200	1,218
* Level 3 Communications, Inc.	452,819	1,173
NiSource, Inc.	35,920	755
AT&T Corp.	35,017	501
Cinergy Corp.	5,700	226

	151,074

Other (4.0%)
General Electric Co.	2,556,634	85,852
3M Co.	154,200	12,331
Honeywell International Inc.	106,800	3,830
ITT Industries, Inc.	45,000	3,599
Brunswick Corp.	56,400	2,581
Wesco Financial Corp.	4,930	1,733
SPX Corp.	48,300	1,710

	111,636

TOTAL COMMON STOCKS
(Cost $1,920,531)	2,808,206

TEMPORARY CASH INVESTMENT (0.4%)

Vanguard Market Liquidity Fund, 1.74%**	10,255,796	10,256

TOTAL TEMPORARY CASH INVESTMENT
(Cost $10,256)	10,256

TOTAL INVESTMENTS (100.4%)
(Cost $1,930,787)	2,818,462

OTHER ASSETS AND LIABILITIES (-0.4%)	(10,403)

NET ASSETS (100%)	$2,808,059

*Non-income-producing security.
**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2004, the cost of investment securities for tax purposes was $1,930,787,000. Net unrealized appreciation of investment securities for tax purposes was $887,675,000, consisting of unrealized gains of $964,791,000 on securities that had risen in value since their purchase and $77,116,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TAX-MANAGED FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

VANGUARD TAX-MANAGED FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	November 15, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.